Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares		Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 EUR (€) € / shares		Dec. 31, 2019 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 44,783		$ 50,685	€ 9,645		€ 18,988
Operating expenses	(17,524)		(19,834)	(4,951)		(6,638)
Depreciation and amortization expenses	(15,076)		(17,063)	(2,975)		(6,416)
Gross profit	12,183		13,788	1,719		5,934
Project development costs	(2,508)		(2,839)	(3,491)		(4,213)
General and administrative expenses	(5,661)		(6,407)	(4,512)		(3,827)
Share of profits of equity accounted investee	117		132	1,525		3,086
Other income (expenses), net	0	[1]	0	2,100	[1]	(2,100)	[1]
Capital gain	0		0	0		18,770
Operating profit (loss)	4,131		4,674	(2,659)		17,650
Financing income	2,931		3,317	2,134		1,827
Financing income (expenses) in connection with derivatives, net	(841)		(952)	1,094		897
Financing expenses	(28,974)		(32,793)	(6,862)		(10,877)
Financing expenses, net	(26,884)		(30,428)	(3,634)		(8,153)
Profit (loss) before taxes on Income	(22,753)		(25,754)	(6,293)		9,497
Tax benefit	2,489		2,817	125		287
Profit (loss) for the year	(20,264)		(22,937)	(6,168)		9,784
Profit (loss) attributable to:
Owners of the Company	(15,408)		(17,439)	(4,627)		12,060
Non-controlling interests	(4,856)		(5,498)	(1,541)		(2,276)
Profit (loss) for the year	(20,264)		(22,937)	(6,168)		9,784
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	12,284		13,903	(482)		2,103
Effective portion of change in fair value of cash flow hedges, net of tax	(13,429)		(15,199)	2,210		1,076
Net change in fair value of cash flow hedges transferred to profit or loss	(3,353)		(3,795)	555		(1,922)
Total other comprehensive income (loss), net of tax	(4,498)		(5,091)	2,283		1,257
Total other comprehensive income (loss) attributable to:
Owners of the Company	3,124		3,535	881		2,114
Non-controlling interests	(7,622)		(8,626)	1,402		(857)
Total other comprehensive income (loss), net of tax	(4,498)		(5,091)	2,283		1,257
Total comprehensive income (loss) for the year	(24,762)		(28,028)	(3,885)		11,041
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	(12,284)		(13,904)	(3,746)		14,174
Non-controlling interests	(12,478)		(14,124)	(139)		(3,133)
Total comprehensive income (loss) for the year	€ (24,762)		$ (28,028)	€ (3,885)		€ 11,041
Earnings (loss) per share
Basic earnings (loss) per share | (per share)	€ (1.20)		$ (1.39)	€ (0.38)		€ 1.09
Diluted earnings (loss) per share | (per share)	€ (1.20)		$ (1.39)	€ (0.38)		€ 1.09

[1]	Indemnification in the amount of up to €2.1 million in connection with the announcement received from GSE, Italy’s energy regulation agency, by one of the Italian Subsidiaries, claiming alleged non-compliance of the installed modules with the required certifications under the applicable regulation and raising the need to examine incentive eligibility implications (the “GSE Claim”). The Company recorded this potential payment as other expenses. In 2020, with the cooperation of the acquirer of the Italian subsidiaries, an appeal was submitted to GSE. Following the positive outcomes of such appeal, the provision for the potential indemnification was cancelled.